Borrowings (Tables)	12 Months Ended
Jan. 03, 2021
Disclosure of borrowings [text block] [Abstract]
Schedule of long-term debt
	2020		2019
Secured line of credit with Banamex, for up to Ps. 400,000, bearing interest at the TIIE rate plus 260 basis points. Withdrawals from this line of credit can be made during a 10-month period starting December 15, 2018, and are payable on a quarterly basis from December 17, 2019 up to December 18, 2025.	Ps.	373,333	135,209

Secured line of credit with Banamex for up to Ps. 195,000, bearing interest at the TIIE rate plus 295 basis points, payable on a quarterly basis from October 30, 2020 to December 30, 2025.		188,500	-

Line of credit with BBVA for up to Ps. 75,000 bearing interest at 7.5%, payable monthly from September 20, 2020 to August 31, 2023		64,721	-

Line of credit with MCRF P, S.A. de C.V. SOFOM, E.N.R. of Ps. 600,000, bearing interest at a fixed rate of 13.10%. This line of credit is payable on a quarterly basis starting May 15, 2019 through May 15, 2023. BLSM Latino América Servicios, S.A. de C.V., is a guarantor in this loan.		-	516,597

Unsecured line of credit with Banamex, for up to Ps. 80,000, bearing interest at the TIIE rate plus 285 basis points (renewable on a yearly basis).		-	15,000

Interest payable	Ps.	3,323	10,907

Total debt		629,877	677,713

Less: Current portion		105,910	148,070

Long-term debt	Ps.	523,967	529,643

Schedule of cash flows arising from financing activities
	Long-term debt		Interest payable	Derivative financial instruments, net

Balances as of January 1, 2019	Ps.	620,164	11,227	16,629
Changes that represent cash flows -
Loans obtained		104,500	-	-
Restricted cash(1)		22,940	-	-
Payments		(82,996)	(95,033)	-

Changes that do not represent cash flows -
Interest expense		-	85,429	-
Borrowing costs capitalized in PP&E		-	9,284	-
Valuation effects of derivative financial instruments		-	-	15,680
Amortization of commissions and debt issuance costs		2,198	-	-

Balances as of December 31, 2019	Ps.	666,806	10,907	32,309
Changes that represent cash flows -
Loans obtained		1,712,207
Restricted cash(1)		(42,915)
Payments		(1,757,112)	(121,297)
Changes that do not represent cash flows -
Interest expense		-	80,253	-
Borrowing costs capitalized on PP&E		-	33,460	-
Valuation effects of derivative financial instruments		-	-	287,985
Amortization of commissions and debt issuance cost		4,653	-	-
Balances as of January 3, 2021	Ps.	583,639	3,323	320,294
(1)	Balances in column “Long-term debt” in the table above, are netted with restricted cash balances.

Schedule of long-term debt maturities
Year	Amount

2022	Ps.	126,736
2023		118,915
2024		114,187
2025		270,356
	Ps.	630,194